Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Line Items]
Short-term investments maturity period	Less than three months
Estimated useful lives of definite-lived intangible assets	5 years
Changes in assumptions and experience gains and losses	Greater than 10%
Period of benefit obligation in current liabilities	Next twelve months
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%